Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2016-2019) (Parenthetical) (Detail) - Plan 2016-19 [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan	7 months
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan		7 months	7 months
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan		19 months	31 months